Other Comprehensive Income (loss) - Summary of Amounts Recognized in Other Comprehensive Income Loss (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities
Realized gain on sale of securities	$ (898,000)	$ (746,000)	$ (937,000)
Impairment losses on investment securities	310,000	31,000	447,000
Available-for-sale securities, Total before tax	(588,000)	(715,000)	(490,000)
Provision for income tax expense	206,000	250,000	167,000
Available-for-sale securities, Net of tax	(382,000)	(465,000)	(323,000)
Defined benefit pension plan items
Amortization of transition obligations	41,000	41,000	41,000
Amortization of prior service costs	146,000	155,000	183,000
Amortization of actuarial gains/(losses)	105,000	81,000	55,000
Defined benefit pension plan items, Total before tax	146,000	155,000	183,000
Defined benefit pension plan items, Provision for income tax expense	(81,000)	14,000	15,000
Defined benefit pension plan items, Net of tax	95,000	101,000	119,000
Total reclassifications	(287,000)	(364,000)	(204,000)
Accumulated Defined Benefit Plans Adjustment [Member]
Defined benefit pension plan items
Defined benefit pension plan items, Provision for income tax expense	(51,000)	(54,000)	(64,000)
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined benefit pension plan items
Amortization of prior service costs		$ 33,000	$ 87,000